Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Registrant Name	OUTERWALL INC
Entity Central Index Key	0000941604
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2